Notes Payable - Schedule of Notes Payable (Details) (Parenthetical) - USD ($)						9 Months Ended	12 Months Ended
		Aug. 08, 2018	Jan. 29, 2018	Mar. 20, 2017	Dec. 15, 2016	Sep. 30, 2018	Dec. 31, 2017		Dec. 31, 2016	Feb. 21, 2018	Sep. 16, 2017	May 22, 2017	Mar. 21, 2015
Notes payable						$ 845,000	$ 125,000		$ 226,300
Number of common stock shares issued upon conversion			1,250,000				1,026,195
Unamortized debt discount							$ 0		48,942
Number of warrant purchase shares						500,000				2,000,000	275,000	100,000
Warrant exercise price						$ 0.14				$ 0.25	$ 0.08	$ 0.40
Fair value of warrants		$ 1,074,602				$ 1,074,602			455,975
Common Stock [Member]
Number of common stock shares issued upon conversion						18,647,831	1,026,195
Warrant term						5 years
Number of warrant purchase shares						1,000,000
Warrant exercise price						$ 0.14
Fair value of warrants
DelMorgan Group LLC [Member]
Interest rate													12.00%
Note Payable 1 [Member]
Interest rate	[1]						12.00%
Notes payable	[1]						$ 125,000		125,000
Maturity date	[1]						Mar. 20, 2018
Note Payable 1 [Member] | Extension Agreement [Member]
Notes payable							$ 125,000
Maturity date				Mar. 20, 2018
Note Payable 1 [Member] | Extension Agreement [Member] | January 2018 [Member]
Number of common stock shares issued upon conversion							1,250,000
Note Payable 1 [Member] | DelMorgan Group LLC [Member]
Interest rate													12.00%
Notes payable									125,000
Note Payable 2 [Member]
Interest rate	[2]						5.00%
Notes payable	[2]								101,300
Maturity date					May 31, 2017		Jun. 15, 2017	[2]
Debt instrument note amount					$ 101,300
Exchange for cash					80,000
Unamortized debt discount					8,800		$ 53,659		$ 48,942
Accrued interest					$ 12,500		12,500
Effective interest rate					5.00%
Warrant term					3 years
Number of warrant purchase shares					176,000
Warrant exercise price					$ 0.25
Fair value of warrants							10,759
Fair value of common stock							$ 21,600
Note Payable 2 [Member] | Common Stock [Member]
Number of warrant purchase shares					240,000

[1]	On March 21, 2015, the Company issued a note payable to a third-party lender for the benefit of DelMorgan Group LLC ("DelMorgan"), financial consultant. The note is unsecured, bears interest rate of 12% per annum payable monthly beginning on April 20, 2015 and matured in March 2017. As of December 31, 2016, outstanding balance of the note amounted to $125,000. On March 20, 2017, the Company entered into an extension agreement with the third-party lender to extend the maturity date of the Note to March 20, 2018. All other terms of the Note remained unchanged and there was no additional compensation or incentive given. As of December 31, 2017, outstanding balance of the note amounted to $125,000. In January 2018, the note was satisfied through the issuance of 1,250,000 shares of common stock.
[2]	On December 15, 2016, the Company issued a note payable to a third-party creditor amounting to $101,300 in exchange for cash of $80,000, original issue discount of $8,800 and guaranteed interest of $12,500. The note was unsecured, bore an effective interest rate of 5% per annum and matured in May 2017. In addition, the Company also granted a three-year warrant to acquire 176,000 shares of the Company’s common stock with an exercise price of $0.25 per share, and 240,000 shares of the Company’s common stock. As a result, the Company recorded a debt discount totaling $53,659 to account for the origin original issue discount of $8,800, guaranteed interest of $12,500, the relative fair value of the warrants of $10,759 and fair value of the common shares of $21,600. The debt discount was amortized over the term of the note. As of December 31, 2016, outstanding balance of the note amounted to $101,300 and unamortized debt discount of $48,942.